EQUITY-BASED COMPENSATION - 2021 LTIP - Wheels Up Stock Options (Details) - Stock options - 2021 LTIP Plan shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Stock Options
Beginning balance (in shares) | shares	0
Granted (in shares) | shares	921
Ending balance (in shares | shares	921
Exercisable stock options | shares	153
Weighted-Average Exercise Price
Beginning balance (in dollars per share)	$ 0
Granted (in dollars per share)	10.00
Ending balance (in dollars per share)	10.00
Exercisable stock options	10.00
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	0
Granted (in dollars per share)	4.75
Ending balance (in dollars per share)	4.75
Exercisable stock options (in dollars per share)	$ 4.75